Long-term debt and Finance Liability, textual 4 (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 29, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Finance Lease, Liability		$ 49,104
Lease obligation issuance costs		513	$ 7,453
Florida, vessel
Property, Plant and Equipment [Line Items]
Finance Lease, Liability	$ 50,000	$ 49,104
Term for bareboat charter party	10 years
Lease obligation to purchase vessel	$ 16,350
Lease obligation issuance costs	$ 513